EXHIBIT 99.1
Santander Drive Auto Receivables Trust 2011-2
Class A-1 0.28606% Asset Backed Notes
Class A-2 1.04% Asset Backed Notes
Class A-3 1.29% Asset Backed Notes
Class B 2.66% Asset Backed Notes
Class C 3.28% Asset Backed Notes
Class D 4.38% Asset Backed Notes
Class E 6.36% Asset Backed Notes
Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2011-2, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of June 29, 2011. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	07/01/2011
Collection Period Ending:	07/31/2011
Prev. Distribution/Close Date:	07/15/2011
Distribution Date:	08/15/2011
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	2

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	63,913	05/31/2011	06/29/2011	819,671,959.21

Total	63,913			819,671,959.21

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	802,929,129.98

Monthly principal amounts
{2} Scheduled payments	{2}	12,542,606.50
{3} Prepayments received (partial and full)	{3}	5,952,150.50
{4} Repurchased Receivables	{4}	45,367.80
{5} Defaulted Receivables	{5}	266,784.55
{6} Cram Down Losses	{6}	18,685.90
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	18,825,595.25

{9} End of period aggregate Principal Balance		{9}	784,103,534.73

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.956607

II. NOTE BALANCE CALCULATION

			Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance		{11}	218,350,000.00	231,000,000.00	87,540,000.00	90,160,000.00	49,180,000.00	73,770,000.00	24,590,000.00	774,590,000.00

{12} Beginning of period Note Balance		{12}	193,450,118.45	231,000,000.00	87,540,000.00	90,160,000.00	49,180,000.00	73,770,000.00	24,590,000.00	749,690,118.45
{13} First Allocation of Principal		{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal		{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal		{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal		{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal		{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal		{18}	26,846,609.19	—	—	—	—	—	—	26,846,609.19
{19} Optional Purchase payment amount		{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance		{20}	166,603,509.26	231,000,000.00	87,540,000.00	90,160,000.00	49,180,000.00	73,770,000.00	24,590,000.00	722,843,509.26
{21} Note Pool Factors		{21}	0.763011	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.933195
{22} Principal payment per $1,000		{22}	138.78	—	—	—	—	—	—	35.81

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received								{23}	12,542,606.50
{24} Partial and full prepayments received								{24}	5,952,150.50
{25} Liquidation Proceeds								{25}	111,286.28
{26} Repurchased Receivables (principal and interest)								{26}	45,883.82
{27} Interest collected on Receivables								{27}	11,077,450.96
{28} Other amounts received								{28}	200,379.42
{29} Reserve Account Excess Amount								{29}	—
{30} Reserve Account Draw Amount								{30}	—

{31} Total Available Funds									{31}	29,929,757.48

Distributions
{32} Indenture Trustee Fee								{32}	—
{33} Owner Trustee Fee								{33}	—

Servicing Fee

			Carryover	Change from
	Calculated Fee		Shortfall	prior period	Total
{34}	2,007,322.82		—	—	2,007,322.82			{34}	2,007,322.82

Class A Accrued Note Interest

			Beginning				Calculated
	Class		Note Balance	Interest Rate	Days	Days Basis	Interest
{35}	Class A-1		193,450,118.45	0.28606%	31	Act/360	47,652.46	{35}	47,652.46
{36}	Class A-2		231,000,000.00	1.04%	30	30/360	200,200.00	{36}	200,200.00
{37}	Class A-3		87,540,000.00	1.29%	30	30/360	94,105.50	{37}	94,105.50

Class A Accrued Note Interest

					Carryover
			Carryover	Change from	Shortfall per
	Class		Shortfall	prior period	$1,000

{38}	Class A-1		—	—	—			{38}	—
{39}	Class A-2		—	—	—			{39}	—
{40}	Class A-3		—	—	—			{40}	—

{41} First Allocation of Principal								{41}	—

Class B Accrued Note Interest

			Beginning				Calculated
	Class		Note Balance	Interest Rate	Days	Days Basis	Interest

{42}	Class B		90,160,000.00	2.66%	30	30/360	199,854.67	{42}	199,854.67

Class B Accrued Note Interest

					Carryover
			Carryover	Change from	Shortfall per
	Class		Shortfall	prior period	$1,000

{43}	Class B		—	—	—			{43}	—

{44} Second Allocation of Principal								{44}	—

Class C Accrued Note Interest

		Beginning				Calculated
	Class	Note Balance	Interest Rate	Days	Days Basis	Interest
{45}	Class C	49,180,000.00	3.28%	30	30/360	134,425.33	{45}	134,425.33

Class C Accrued Note Interest

				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000

{46}	Class C	—	—	—			{46}	—

{47}	Third Allocation of Principal						{47}	—

Class D Accrued Note Interest

		Beginning				Calculated
	Class	Note Balance	Interest Rate	Days	Days Basis	Interest

{48}	Class D	73,770,000.00	4.38%	30	30/360	269,260.50	{48}	269,260.50

Class D Accrued Note Interest
				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000

{49}	Class D	—	—	—			{49}	—

{50}	Fourth Allocation of Principal						{50}	—

Class E Accrued Note Interest

		Beginning				Calculated
	Class	Note Balance	Interest Rate	Days	Days Basis	Interest

{51}	Class E	24,590,000.00	6.36%	30	30/360	130,327.00	{51}	130,327.00

Class E Accrued Note Interest
				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000

{52}	Class E	—	—	—			{52}	—

{53}	Firfth Allocation of Principal						{53}	—
{48}	Reserve Account deposit						{48}	—
{49}	Regular Allocation of Principal						{49}	26,846,609.19
{50}	Distribution to Residual Interestholder						{50}	—

{51}	Total Distribution Amount							{51}	29,929,757.48

IV.	RECONCILIATION OF RESERVE ACCOUNT

{52}	Beginning of period Reserve Account balance						{52}	16,393,439.18
{53}	Deposit to Reserve Account						{53}	—
{54}	Release from Reserve Account						{54}	—

{55}	End of period Reserve Account balance							{55}	16,393,439.18

{56}	Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)							{56}	16,393,439.18
{57}	Change in Reserve Account balance from prior period							{57}	—

V.	OVERCOLLATERALIZATION

	Target Overcollateralization (greater of)
{58}	(i) 15.00% of the Pool Balance of the Receivables at the end of the Collection Period and							{58}	117,615,530.21
{59}	(ii) 1.50% of the Pool Balance of the Receivables as of the Cut-off Date							{59}	12,295,079.39

{60}	Level I Net Loss Trigger							{60}	No
{61}	Target Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)							{61}	196,025,883.68

{62}	End of period Principal Balance of the Receivables						{62}	784,103,534.73
{63}	End of period Note Balance						{63}	722,843,509.26
{64}	Overcollateralization amount at the end of the Collection Period							{64}	61,260,025.47
{65}	Overcollateralization % at the end of the Collection Period							{65}	7.81%

VI.	STATISTICAL DATA

							Original	Previous	Current

{66}	Principal Balance of the Receivables					{66}	819,671,959.21	802,929,129.98	784,103,534.73
{67}	Weighted average coupon of the Receivables					{67}	17.01%	17.02%	17.04%
{68}	Weighted average original term of the Receivables					{68}	69.00	68.90	68.92
{69}	Weighted average remaining term of the Receivables					{69}	53.00	51.87	51.29
{70}	Number of Receivables					{70}	63,913	63,286	62,463

VII.	DELINQUENCY

							Units	Dollars	Percentage

	Receivables with Scheduled Payment Delinquent
{71}	31-60 days					{71}	5,375	60,171,924.25	7.67%
{72}	61-90 days					{72}	1,182	13,034,677.90	1.66%
{73}	over 90 days					{73}	28	347,729.04	0.04%
{74}	Total					{74}	6,585	73,554,331.19	9.38%

VIII.	REPOSSESSION INVENTORY

								Units	Dollars

{75}	Beginning of period Repossessed Inventory						{75}	10	140,042.01
{76}	Vehicles Repossessed in current period						{76}	74	1,042,669.24
{77}	Repossessed vehicles sold in current period						{77}	13	195,765.97
{78}	Repossessed vehicles reinstated in current period						{78}	3	47,063.10
{79}	Repossessed vehicle adjustment in current period						{79}	—	—
{80}	End of period Repossessed Inventory						{80}	68	939,882.18

IX. CUMULATIVE NET LOSS RATIO

{81} Receivables becoming Defaulted Receivables during period	{81}	266,784.55
{82} Cram Down Losses occuring during period	{82}	18,685.90
{83} Liquidation Proceeds collected during period	{83}	490.00
{84} Net losses during period	{84}	174,655.67

{85} Net losses since Cut-off Date (end of period)	{85}	198,472.99
{86} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{86}	0.02%
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.
Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain

	Name:	Mark McCastlain
	Title:	Vice President
	Date:	August 8, 2011

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